Equity - Noncontrolling Interests (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Beginning balance	$ 387,273		$ 384,272	$ 384,458
Profit Allocated to Noncontrolling Interests	1,431	$ 52	1,285	974
Income tax relating to remeasurements of defined benefit pension plans	(78)		(239)	(305)
Cash dividends distributed by subsidiaries	(896)		(775)	(710)
Share-based payment transactions of subsidiaries	73		89	21
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	1		(2)
Net increase (decrease) in noncontrolling interests			476	(1)
Ending balance	389,130	14,028	387,273	384,272
Noncontrolling interests [Member]
Beginning balance	11,158		10,115	9,837
Profit Allocated to Noncontrolling Interests	1,431		1,285	974
Exchange differences arising from the translation of the foreign operations	0		(14)	8
Unrealized gain or loss on financial assets at FVOCI	2		(3)	(26)
Remeasurements of defined benefit pension plans	(5)		17	15
Income tax relating to remeasurements of defined benefit pension plans	1		(3)	(3)
Share of other comprehensive loss of associates and joint ventures accounted for using equity method	0		(1)	(1)
Cash dividends distributed by subsidiaries	(896)		(775)	(710)
Share-based payment transactions of subsidiaries	56		63	22
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	0		0	0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	0		(2)	0
Net increase (decrease) in noncontrolling interests	0		476	(1)
Ending balance	$ 11,747	$ 424	$ 11,158	$ 10,115